Asset Subject to Buyback and Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2020
Asset Subject To Buyback And Construction In Progress [Abstract]
Schedule of construction in progress
	2020	2019
Xuzhou Tian’an	$-	$37,759,277
Less: assets impairment allowance	-	(13,935,075)
Total	$-	$23,824,202